DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED (Tables)	6 Months Ended
Jun. 30, 2025
Insurance [Abstract]
Schedule of Rollforward of Deferred Acquisition Costs and Value of Business Acquired
The following tables present a rollforward of DAC, deferred sales inducements (“DSI”) and value of business acquired (“VOBA asset”) for the periods indicated:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of period	$886	$184	$306	$1,376
Additions	511	228	45	784
Amortization	(47)	(229)	(16)	(292)
Net change	464	(1)	29	492
Balance, end of period	$1,350	$183	$335	$1,868
DSI:
Balance, beginning of period	$393	$—	$—	$393
Additions	348	—	—	348
Amortization	(19)	—	—	(19)
Net change	329	—	—	329
Balance, end of period	$722	$—	$—	$722
VOBA asset:
Balance, beginning of period	$8,838	$27	$62	$8,927
Amortization	(381)	(8)	(2)	(391)
Net change	(381)	(8)	(2)	(391)
Balance, end of period	$8,457	$19	$60	$8,536
Total DAC, DSI and VOBA asset	$10,529	$202	$395	$11,126

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of period	$1,314	$171	$217	$1,702
Additions	257	261	57	575
Derecognition(1)	(1,129)	—	—	(1,129)
Amortization	(36)	(235)	(10)	(281)
Net change	(908)	26	47	(835)
Balance, end of period	$406	$197	$264	$867
DSI:
Balance, beginning of period	$257	$—	$—	$257
Additions	96	—	—	96
Derecognition(1)	(246)	—	—	(246)
Amortization	(5)	—	—	(5)
Net change	(155)	—	—	(155)
Balance, end of period	$102	$—	$—	$102
VOBA asset:
Balance, beginning of period	$40	$168	$301	$509
Acquisition of business combination(2)	9,276	—	—	9,276
Amortization	(134)	(70)	(11)	(215)
Net change	9,142	(70)	(11)	9,061
Balance, end of period	$9,182	$98	$290	$9,570
Total DAC, DSI and VOBA asset	$9,690	$295	$554	$10,539
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(1)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of DAC and DSI.
(2)The difference between the amount shown in the table and the value of business acquired in Note 16 represents $45 million of measurement period adjustments recorded in the third quarter of 2024. See Note 16 for the details.
Schedule of Projected VOBA Asset Amortization Expenses
The following table provides the projected VOBA asset amortization expenses for a five-year period and thereafter as of June 30, 2025:

Years	US$ MILLIONS
2025(1)	$376
2026	705
2027	645
2028	598
2029	552
Thereafter	5,660
Total amortization expense	$8,536
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(1)Expected amortization for the remainder of 2025.